Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax reconciliation
Statutory tax rate (as a percent)	30.21%	30.18%	29.90%
Expected corporate income tax expense	€ 555,898	€ 825,810	€ 597,187
Tax free income	(65,889)	(50,747)	(44,302)
Income from equity method investees	(23,683)	(18,185)	(18,706)
Tax rate differentials	(58,386)	(106,258)	139,122
Non-deductible expenses	44,283	60,721	106,125
Taxes for prior years	(5,454)	(91,138)	(20,573)
Noncontrolling partnership interests	(60,724)	(61,936)	(105,832)
Tax on divestitures		(74,560)
Tax rate changes	2,743	(219)	(238,130)
Change in realizability of deferred tax assets and tax credits	8,519	3,211	7,254
Withholding taxes	13,083	4,564	6,606
Other	(8,776)	19,816	14,330
Total tax expense (income)	€ 401,614	€ 511,079	€ 443,081
Effective tax rate (as a percent)	21.80%	18.70%	22.20%